ACQUISITIONS - Narrative (Details) € in Thousands, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 01, 2025 USD ($)	Jan. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 19, 2025	Sep. 01, 2025 EUR (€)	Jan. 01, 2025 USD ($) shares
Disclosure of detailed information about business combination [line items]
Fair value movement on contingent consideration			$ 0	$ 21,159	$ 0	$ 21,632
Contingent consideration			126		126		$ 126
Payment of transaction bonus					2,813	0
Total general and administrative expenses			9,015	8,422	17,171	16,031
Investing activities					4,262	10,803
Operating activities					9,784	0
Cash flows used in investing activities					(7,189)	(76,676)
Cash flows generated by operating activities					2,702	18,140
Cash flows (used in) generated from financing activities					(2,222)	62,864
Proceeds from corporate tax refund					(173)
Payment for payroll taxes						1,607
Payment for corporate taxes						1,716
Acquisition related costs
Disclosure of detailed information about business combination [line items]
Total general and administrative expenses			$ 0	$ 378	0	703
Spotlight.Vegas Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	100.00%									100.00%
Cash paid	$ 6,495
Purchase consideration due on first anniversary | €										€ 11,000
Purchase consideration due on second anniversary | €										€ 11,000
Percentage of deferred payments	50.00%									50.00%
Fair value movement on contingent consideration	$ 6,059						778
Acquisition-related costs					0	0	$ 556
Acquisition earnout consideration (up to)	904
Goodwill recognized	$ 4,750
Spotlight.Vegas Acquisition | Probability of obtaining the financial conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.44						0.486			0.44
Spotlight.Vegas Acquisition | Maximum | Probability of obtaining the financial conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.14						0.04			0.14
Spotlight.Vegas Acquisition | Maximum | Discount rate
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.0896						0.0730			0.0896
Spotlight.Vegas Acquisition | Maximum | Market Price of Risk Adjustment for EBITDA
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.182						0.176			0.182
Spotlight.Vegas Acquisition | Minimum | Probability of obtaining the financial conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.12						0			0.12
Spotlight.Vegas Acquisition | Minimum | Discount rate
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.0891						0.0729			0.0891
Spotlight.Vegas Acquisition | Minimum | Market Price of Risk Adjustment for EBITDA
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration	0.167						0.162			0.167
Spotlight.Vegas Acquisition | Subject to Adjustments
Disclosure of detailed information about business combination [line items]
Cash paid	$ 8,000
OddsJam
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired											100.00%
Cash paid		$ 10,435									$ 63,577
Percentage of deferred payments									70.00%		50.00%
Acquisition-related costs					$ 0	$ 703	$ 925	$ 1,942
Ordinary shares issued (in shares) | shares											708,178
Additional payment based on growth in contribution, current fiscal year											$ 60,000
Additional payment based on growth in contribution, next fiscal year											$ 80,000
Acquisition earnout consideration (up to)							40,000
Option to pay earnout consideration in ordinary shares, percentage											50.00%
Goodwill recognized							57,451
Contingent and deferred consideration, at fair value		3,852					33,570				$ 24,771
Investing activities		1,679
Operating activities		$ 2,173
Early settlement, percentage		30.00%
Annualized rate, percentage		10.00%
Actual number of days elapsed between the early election and the original due date		365 days
Effective discount percentage		9.21%
Deferred consideration liability, early settlement with carrying amount		$ 10,761
Gain within finance income		326
Cash flows generated by operating activities		(2,583)
Cash flows (used in) generated from financing activities		(7,611)
Accretion of discount early election cash consideration		$ (241)
OddsJam | Acquisition related costs
Disclosure of detailed information about business combination [line items]
Total general and administrative expenses							$ 2,867
OddsJam | Probability of obtaining the financial conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration											0.622
OddsJam | Maximum
Disclosure of detailed information about business combination [line items]
Additional payments, range of outcomes											$ 80,000
OddsJam | Maximum | Probability of obtaining the financial conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration											0.51
OddsJam | Maximum | Discount rate
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration											0.0772
OddsJam | Maximum | Market Price of Risk Adjustment for EBITDA
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration											0.14
OddsJam | Minimum | Probability of obtaining the financial conditions
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration											0.29
OddsJam | Minimum | Discount rate
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration											0.0758
OddsJam | Minimum | Market Price of Risk Adjustment for EBITDA
Disclosure of detailed information about business combination [line items]
Assumption used, fair value of contingent consideration											0.131